Transactions with Related Parties	12 Months Ended
Dec. 31, 2015
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3. Transactions with Related Parties:

The amounts included in the accompanying consolidated balance sheets and consolidated statements of operations are as follows:
	Year ended December 31,
	2014	2015
Balance Sheet
Due from a related party, non-current	117,219	-
Due from related party, non-current - Total	117,219	-

Due to related parties	11,287	-
Due to related parties - Total	11,287	-

Advances for drilling units under construction and related costs	$1,546	$394
Drilling units, machinery and equipment, net	$2,885	$2,961

	Year ended December 31,
Statement of Operations	2013	2014	2015
Service Revenue, net	10,786	16,826	16,524
General and administrative expenses	27,181	32,660	7,409
Interest income	$-	$1,164	$6,024
Amortization and write - off of financing fees	$-	$-	$2,781

Cardiff Drilling Inc.: Effective January 1, 2013, Ocean Rig Management Inc. ("Ocean Rig Management"), a wholly-owned subsidiary of Ocean Rig entered into a Global Services Agreement with Cardiff Drilling Inc. ("Cardiff Drilling")  a company controlled by the Chairman, President and Chief Executive Officer of the Company, Mr. George Economou, pursuant to which Ocean Rig Management engaged Cardiff Drilling to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company. Under the Global Services Agreement, Cardiff Drilling, or its subcontractor, (i) provides consulting services related to the identification, sourcing, negotiation and arrangement of new employment for offshore assets of the Company and its subsidiaries; and (ii) identifies, sources, negotiates and arranges the sale or purchase of the offshore assets of the Company and its subsidiaries. In consideration of such services, the Company will pay Cardiff Drilling a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities. Costs from the Global Services Agreement are expensed in the consolidated statement of operations or capitalized as a component of "Advances for drilling units under construction and related costs" being a directly attributable cost to the construction, as applicable. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; and, (ii) at any time by the mutual agreement of the parties.

Vivid Finance Limited: Under the consultancy agreement effective from January 1, 2013, between Ocean Rig Management and Vivid Finance Limited ("Vivid"), a company controlled by the Chairman, President and Chief Executive Officer of the Company, Mr. George Economou, pursuant to which Vivid acts as a consultant on financing matters for Ocean Rig and its subsidiaries, Vivid provides the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments and, (iii) the raising of equity or debt in the capital markets. In exchange for its services in respect of the Company, Vivid is entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; and, (ii) at any time by the mutual agreement of the parties.

On July 29, 2015, the Company amended its agreement with Vivid to expand the scope of the services provided under the agreement to the Company and its subsidiaries or affiliates, to cover certain cash management and cash investment services.  In exchange for its services in respect of the Company, Vivid is entitled to a fee equal to 30% of any profits provided the profits are at least 10% of the invested amount.

Basset Holdings Inc.: Effective June 1, 2012, the Company entered through one of its' wholly owned subsidiary into a consultancy agreement with Basset Holdings Inc., or Basset, a Marshall Islands entity beneficially owned by the Company's Executive Vice President, Mr. Anthony Kandylidis, for the provision of the services of the Company's Executive Vice President. The agreement has an initial term of five years and may be renewed or extended for one-year successive terms with the consent of both parties. Under the terms of the agreement, the Company is obligated to pay an annual remuneration to Basset. Basset is also entitled to cash or equity-based bonuses to be awarded at the Company's sole discretion. The Company may terminate the agreement for cause, as defined in the agreement, in which case Basset will not be entitled to further payments of any kind. Upon termination of the agreement without cause, or in the event the agreement is terminated within three months of a change of control, as defined in the agreement, the Company will be obligated to pay a lump sum amount. Basset may terminate the agreement without cause upon three months written notice. In addition, Basset may terminate the agreement for good reason and in such event, the Company will be obligated to pay a lump sum amount.

Basset is also the owner of 114,286 shares of the Company's common stock, as of December 31, 2015.

Steel Wheel Investments Limited: Steel Wheel Investments Limited ("Steel Wheel"), a company controlled by the Company's Executive Vice President, Mr. Antony Kandylidis, is the owner of 1,570,226 shares of the Company's common stock, as of December 31, 2015.

George Economou: Mr. George Economou, the Company's Chairman, President and Chief Executive Officer, purchased $10,000, or 1,428,571 shares, of common stock in the offering of 28,571,428 shares of the Company's common stock at the public offering price (Note 10). As of December 31, 2015, Mr. George Economou has a 5.4% shareholding of the Company.

Azara Services S.A.: Effective January 1, 2013, the Company entered through one of its' wholly owned subsidiary into a consultancy agreement with Azara Services S.A. ("Azara"), a Marshall Islands entity beneficially owned by the Company's Chief Executive Officer, Mr. George Economou, for the  provision of the services of the Company's Chief Executive Officer. The agreement has an initial term of five years and may be renewed or extended with the consent of both parties. Under the terms of the agreement, the Company is obligated to pay an annual remuneration to Azara.  Azara is also entitled to cash or equity-based bonuses to be awarded at the Company's sole discretion. The Company may terminate the agreement for cause, as defined in the agreement, in which case Azara will not be entitled to further payments of any kind. Upon termination of the agreement without cause, or in the event the agreement is terminated within three months of a change of control, as defined in the agreement, the Company will be obligated to pay a lump sum amount. Azara may terminate the agreement without cause upon three months written notice. In addition, Azara may terminate the agreement for good reason and in such event, the Company will be obligated to pay a lump sum amount.

DryShips Inc.

On November 18, 2014, the Company entered into a $120,000 Exchangeable Promissory Note with its former parent company, DryShips. The loan from the Company to DryShips bore interest at a LIBOR plus margin rate and was due in May 2016. On June 4, 2015, the Company and DryShips signed an amendment under the $120,000 Exchangeable Promissory Note to, among other things, partially exchange $40,000 of the loan for 4,444,444 of the Company's shares owned by DryShips, amend the interest of the loan and pledged to the Company 20,555,556 shares of the Company's stock owned by DryShips. On August 13, 2015, the Company reached an agreement with DryShips and exchanged the remaining outstanding balance of $80,000 owed to the Company under the $120,000 Exchangeable Promissory Note, for 17,777,778 shares of the Company's shares owned by DryShips.
During the year ended December 31, 2015, the Company incurred interest income, including the amortization and write off of related financing fees amounting to $8,805 from DryShips under this loan agreement.
During the year ended December 31, 2015, the Company paid dividends of $50,281 out of which $29,755 were paid to DryShips.